COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Jul. 31, 2023	Aug. 02, 2022
Commitments and Contingencies Disclosure [Abstract]
Right of use asset		$ 0		$ 0		$ 6,436	$ 8,704
Incremental borrowing rate							5.00%
Decrease in operating lease liabilities	$ 6,080			356	$ 0
Rent expense		$ 2,484	$ 6,794	$ 8,153	$ 17,870